Refund Liability (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Maximum [Member]
Refund Liability (Details) [Line Items]
Cost of inventory	$ 77,715
Minimum [Member]
Refund Liability (Details) [Line Items]
Cost of inventory		$ 76,429